UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2017

Date of reporting period:	June 30, 2017

Item 1. Schedule of Investments:

Putnam International Growth Fund

The fund's portfolio
6/30/17 (Unaudited)

COMMON STOCKS (97.2%)(a)
			Shares	Value

Aerospace and defense (3.4%)

Airbus SE (France)			42,881	$3,526,309

MTU Aero Engines AG (Germany)			7,829	1,104,323

Raytheon Co.			10,500	1,695,540

Thales SA (France)			29,035	3,125,217

				9,451,389
Airlines (0.7%)

Dart Group PLC (United Kingdom)			232,327	1,862,467

				1,862,467
Auto components (2.1%)

Toyo Tire & Rubber Co., Ltd. (Japan)			140,300	2,855,272

Valeo SA (France)			45,031	3,033,982

				5,889,254
Banks (7.4%)

Banco Macro SA ADR (Argentina)(S)			24,935	2,298,758

Credicorp, Ltd. (Peru)			10,100	1,811,839

HDFC Bank, Ltd. (India)			156,438	3,998,351

ING Groep NV GDR (Netherlands)			197,791	3,411,195

Sberbank of Russia PJSC ADR (Russia)			225,053	2,329,299

Societe Generale SA (France)			68,077	3,662,997

UniCredit SpA (Italy)(NON)			169,104	3,157,873

				20,670,312
Beverages (1.1%)

Heineken NV (Netherlands)			30,967	3,010,959

				3,010,959
Biotechnology (1.3%)

Shire PLC (United Kingdom)			64,192	3,543,258

				3,543,258
Building products (1.8%)

Johnson Controls International PLC			70,301	3,048,251

Lindab International AB (Sweden)			185,050	2,018,599

				5,066,850
Capital markets (3.2%)

Amundi SA (France)			42,400	3,067,860

Burford Capital, Ltd. (United Kingdom)			305,775	3,588,291

Hamilton Lane, Inc. Class A(NON)			55,247	1,214,882

KKR & Co. LP			59,300	1,102,980

				8,974,013
Chemicals (1.5%)

Akzo Nobel NV (Netherlands)			22,641	1,967,643

Albemarle Corp.			20,300	2,142,462

				4,110,105
Commercial services and supplies (1.0%)

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $7) (Private) (Germany)(F)(RES)(NON)			5	4

New Middle East Other Assets GmbH (acquired 8/2/13, cost $3) (Private) (Germany)(F)(RES)(NON)			2	2

Securitas AB Class B (Sweden)			157,276	2,650,918

				2,650,924
Communications equipment (1.3%)

Nokia OYJ (Finland)			598,156	3,666,647

				3,666,647
Construction and engineering (2.8%)

Kumagai Gumi Co., Ltd. (Japan)			1,399,000	4,490,233

Kyudenko Corp. (Japan)			92,500	3,310,180

				7,800,413
Construction materials (1.1%)

LafargeHolcim, Ltd. (Switzerland)			52,317	2,995,311

				2,995,311
Containers and packaging (0.8%)

RPC Group PLC (United Kingdom)			213,637	2,092,451

				2,092,451
Diversified financial services (3.1%)

Challenger, Ltd. (Australia)			528,590	5,419,698

ORIX Corp. (Japan)			209,300	3,237,893

				8,657,591
Diversified telecommunication services (0.6%)

Com Hem Holding AB (Sweden)			116,456	1,617,310

SFR Group SA (France)(NON)			7	237

				1,617,547
Electronic equipment, instruments, and components (1.1%)

TDK Corp. (Japan)			48,100	3,160,338

				3,160,338
Equity real estate investment trusts (REITs) (1.1%)

Hibernia REIT PLC (Ireland)(R)			1,891,245	2,970,117

				2,970,117
Food and staples retail (2.5%)

AIN Holdings, Inc. (Japan)			27,600	1,992,549

Koninklijke Ahold Delhaize NV (Netherlands)			143,105	2,736,108

X5 Retail Group NV GDR (Russia)(NON)			60,451	2,094,627

				6,823,284
Food products (4.9%)

Associated British Foods PLC (United Kingdom)			96,242	3,680,287

Greencore Group PLC (Ireland)			498,977	1,598,735

Kerry Group PLC Class A (Ireland)			42,811	3,683,379

Nomad Foods, Ltd. (United Kingdom)(NON)			120,017	1,693,440

Orkla ASA (Norway)			299,527	3,044,152

				13,699,993
Health-care equipment and supplies (0.9%)

Sartorius AG (Preference) (Germany)			26,308	2,538,427

				2,538,427
Health-care technology (1.1%)

CompuGroup Medical SE (Germany)			55,110	3,092,432

				3,092,432
Hotels, restaurants, and leisure (4.1%)

Compass Group PLC (United Kingdom)			228,219	4,815,354

Cox & Kings, Ltd. (India)			680,829	2,917,650

Dalata Hotel Group PLC (Ireland)(NON)			635,909	3,500,782

				11,233,786
Household durables (2.3%)

Basso Industry Corp. (Taiwan)			652,000	1,821,828

FabFurnish GmbH (acquired 8/2/13, cost $7) (Private) (Germany)(F)(RES)(NON)			10	9

Sony Corp. (Japan)			120,100	4,576,560

				6,398,397
Industrial conglomerates (2.3%)

Rheinmetall AG (Germany)			20,780	1,972,759

Siemens AG (Germany)			32,106	4,413,217

				6,385,976
Insurance (2.6%)

Admiral Group PLC (United Kingdom)			64,857	1,691,994

AIA Group, Ltd. (Hong Kong)			769,600	5,623,562

				7,315,556
Internet and direct marketing retail (1.3%)

Amazon.com, Inc.(NON)			1,600	1,548,800

Delivery Hero Holding GmbH (acquired 6/12/15, cost $1,255,426) (Private) (Germany)(F)(RES)(NON)			48,900	1,397,395

Delivery Hero Holding GmbH (Germany)(NON)			19,322	613,508

Global Fashion Holding SA (acquired 8/2/13, cost $351,064) (Private) (Luxembourg)(F)(RES)(NON)			8,287	77,641

				3,637,344
Internet software and services (5.9%)

Alibaba Group Holding, Ltd. ADR (China)(NON)			30,739	4,331,125

Alphabet, Inc. Class C(NON)			1,400	1,272,222

Facebook, Inc. Class A(NON)			10,500	1,585,290

Instructure, Inc.(NON)(S)			34,209	1,009,166

SMS Co., Ltd. (Japan)			115,200	3,492,616

Tencent Holdings, Ltd. (China)			128,000	4,577,372

				16,267,791
IT Services (0.7%)

DXC Technology Co.(NON)			26,000	1,994,720

				1,994,720
Life sciences tools and services (1.2%)

Clinigen Group PLC (United Kingdom)			307,784	3,451,518

				3,451,518
Machinery (2.6%)

Komatsu, Ltd. (Japan)			113,400	2,877,976

SMC Corp./Japan (Japan)			9,100	2,762,970

Sodick Co., Ltd. (Japan)			130,800	1,517,617

				7,158,563
Media (1.6%)

Altice NV Class A (Netherlands)(NON)			123,968	2,860,118

Zee Entertainment Enterprises, Ltd. (India)			212,179	1,612,905

				4,473,023
Metals and mining (2.2%)

Alcoa Corp.			58,100	1,896,965

ArcelorMittal SA (France)(NON)			93,774	2,127,084

Iluka Resources, Ltd. (Australia)			294,707	1,966,122

				5,990,171
Multi-utilities (0.8%)

Veolia Environnement SA (France)			99,745	2,107,589

				2,107,589
Multiline retail (0.2%)

Matahari Department Store Tbk PT (Indonesia)			550,500	585,506

				585,506
Oil, gas, and consumable fuels (2.5%)

Cenovus Energy, Inc. (Canada)			252,500	1,861,428

EnCana Corp. (Canada)			241,300	2,123,098

Royal Dutch Shell PLC Class A (United Kingdom)			115,852	3,070,640

				7,055,166
Personal products (1.7%)

Shiseido Co., Ltd. (Japan)			57,300	2,034,730

Unilever NV ADR (Netherlands)			49,670	2,741,221

				4,775,951
Pharmaceuticals (3.5%)

Bayer AG (Germany)			47,781	6,177,670

Jazz Pharmaceuticals PLC(NON)			10,100	1,570,550

Shanghai Fosun Pharmaceutical Group Co., Ltd. (China)			527,500	2,043,801

				9,792,021
Professional services (1.6%)

RELX NV (United Kingdom)			217,280	4,466,993

				4,466,993
Real estate management and development (0.9%)

Foxtons Group PLC (United Kingdom)			686,094	846,689

Kennedy-Wilson Holdings, Inc.			83,805	1,596,485

				2,443,174
Semiconductors and semiconductor equipment (4.1%)

AIXTRON SE (Germany)(NON)			282,431	1,985,471

ASML Holding NV (Netherlands)			12,089	1,575,430

Rohm Co., Ltd. (Japan)			31,100	2,386,246

SCREEN Holdings Co., Ltd. (Japan)			37,800	2,520,560

SK Hynix, Inc. (South Korea)			49,408	2,910,544

				11,378,251
Software (3.0%)

NCSoft Corp. (South Korea)			4,546	1,507,850

Nintendo Co., Ltd. (Japan)			10,000	3,350,078

RIB Software AG (Germany)(S)			117,847	1,990,718

Ubisoft Entertainment SA (France)(NON)			26,176	1,485,278

				8,333,924
Specialty retail (0.8%)

Beauty Community PCL (Foreign depositary shares) (Thailand)			6,968,200	2,215,383

				2,215,383
Textiles, apparel, and luxury goods (1.2%)

Adidas AG (Germany)			17,147	3,285,290

				3,285,290
Tobacco (1.8%)

British American Tobacco PLC (United Kingdom)			71,762	4,892,031

				4,892,031
Transportation infrastructure (0.7%)

Aena SA (Spain)			9,569	1,867,259

				1,867,259
Water utilities (0.8%)

China Water Affairs Group, Ltd. (China)			3,626,000	2,178,168

				2,178,168
Wireless telecommunication services (2.0%)

Safaricom, Ltd. (Kenya)			10,895,400	2,363,997

SoftBank Corp. (Japan)			39,600	3,202,852

				5,566,849

Total common stocks (cost $236,736,435)				$269,594,482

WARRANTS (1.6%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Hangzhou Hikvision Digital Technology Co., Ltd. 144A (China)	12/18/17	$0.00	570,600	$2,718,546

Shanghai International Airport Co., Ltd. 144A (China)(NON)	5/7/18	0.00	335,700	1,846,486

Total warrants (cost $3,095,316)				$4,565,032

SHORT-TERM INVESTMENTS (3.0%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 1.24%(AFF)		Shares	4,683,704	$4,683,704

Putnam Short Term Investment Fund 1.07%(AFF)		Shares	2,678,949	2,678,949

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.88%(P)		Shares	110,000	110,000

U.S. Treasury Bills 1.000%, 8/10/17(SEGSF)			$61,000	60,944

U.S. Treasury Bills 0.894%, 8/3/17(SEGSF)			130,000	129,905

U.S. Treasury Bills 0.794%, 7/20/17(SEGSF)			404,000	403,851

U.S. Treasury Bills 0.801%, 7/13/17(SEGSF)			202,000	201,957

U.S. Treasury Bills 0.898%, 7/6/17			110,000	109,993

Total short-term investments (cost $8,379,255)				$8,379,303

TOTAL INVESTMENTS

Total investments (cost $248,211,006)(b)				$282,538,817

FORWARD CURRENCY CONTRACTS at 6/30/17 (aggregate face value $123,320,583) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/19/17	$2,758,464	$2,679,615	$78,849
	British Pound	Sell	9/20/17	5,357,590	5,301,521	(56,069)
	Canadian Dollar	Sell	7/19/17	1,098,852	1,054,872	(43,980)
	Hong Kong Dollar	Buy	8/16/17	3,143,204	3,156,534	(13,330)
	Hong Kong Dollar	Sell	8/16/17	1,510,253	1,517,041	6,788
Barclays Bank PLC
	Hong Kong Dollar	Buy	8/16/17	576,876	579,308	(2,432)
	Swiss Franc	Buy	9/20/17	8,042,967	7,969,391	73,576
Citibank, N.A.
	Australian Dollar	Buy	7/19/17	2,156,606	2,129,552	27,054
	Canadian Dollar	Sell	7/19/17	1,177,914	1,142,346	(35,568)
	Danish Krone	Buy	9/20/17	3,280,147	3,228,080	52,067
	Euro	Buy	9/20/17	1,972,064	1,936,781	35,283
	Japanese Yen	Buy	8/16/17	2,023,232	2,032,352	(9,120)
	Mexican Peso	Sell	7/19/17	295,395	282,261	(13,134)
Credit Suisse International
	New Zealand Dollar	Buy	7/19/17	518,476	493,975	24,501
	Swedish Krona	Sell	9/20/17	960,150	930,307	(29,843)
Goldman Sachs International
	Australian Dollar	Buy	7/19/17	2,470,214	2,439,163	31,051
	Chinese Yuan (Offshore)	Sell	8/16/17	17,112,674	16,746,394	(366,280)
	Euro	Buy	9/20/17	6,751,140	6,654,806	96,334
	Japanese Yen	Buy	8/16/17	4,965,804	5,001,106	(35,302)
HSBC Bank USA, National Association
	Euro	Sell	9/20/17	8,733,296	8,578,394	(154,902)
JPMorgan Chase Bank N.A.
	British Pound	Buy	9/20/17	9,095,031	8,986,977	108,054
	Euro	Sell	9/20/17	7,162,593	7,043,683	(118,910)
	Japanese Yen	Sell	8/16/17	1,389,511	1,395,762	6,251
	Norwegian Krone	Buy	9/20/17	3,779	3,723	56
	Singapore Dollar	Buy	8/16/17	2,070,777	2,044,271	26,506
	South Korean Won	Sell	8/16/17	4,039,069	4,068,491	29,422
	Swedish Krona	Buy	9/20/17	2,172,771	2,111,687	61,084
	Swiss Franc	Sell	9/20/17	4,157,301	4,183,808	26,507
State Street Bank and Trust Co.
	British Pound	Buy	9/20/17	1,335,285	1,322,328	12,957
	Canadian Dollar	Sell	7/19/17	1,462,153	1,428,550	(33,603)
	Euro	Sell	9/20/17	1,234,705	1,214,024	(20,681)
	Israeli Shekel	Buy	7/19/17	2,101,600	2,022,718	78,882
	Japanese Yen	Sell	8/16/17	1,828,397	1,825,583	(2,814)
	Swiss Franc	Buy	9/20/17	8,554,167	8,467,340	86,827
UBS AG
	Euro	Sell	9/20/17	2,071,716	2,037,357	(34,359)
	Swiss Franc	Buy	9/20/17	1,323,797	1,310,482	13,315

Total						$(94,963)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
PJSC	Public Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2016 through June 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $277,356,682.
(b)	The aggregate identified cost on a tax basis is $249,890,523, resulting in gross unrealized appreciation and depreciation of $40,215,286 and $7,566,992, respectively, or net unrealized appreciation of $32,648,294.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,475,051, or 0.5% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, Putnam Short Term Investment Fund, Putnam Money Market Liquidity Fund and Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Affiliate	Fair value as of 9/30/16	Purchase Cost	Sale Proceeds	Investment Income	Shares outstanding and Fair value as of 6/30/17

	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$10,314,996	$65,323,355	$70,954,647	$60,165	$4,683,704
	Putnam Short Term Investment Fund**	1,910,507	64,156,900	63,388,458	9,256	2,678,949
	Total Short-term investments	$12,225,503	$129,480,255	$134,343,105	$69,421	$7,362,653
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $4,683,704, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $4,612,338.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $464,036 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	17.2%
	United Kingdom	14.3
	Germany	10.3
	United States	9.1
	France	8.0
	Netherlands	6.6
	China	6.4
	Ireland	4.2
	India	3.1
	Australia	2.7
	Sweden	2.3
	Hong Kong	2.0
	Russia	1.6
	South Korea	1.6
	Canada	1.4
	Finland	1.3
	Italy	1.1
	Norway	1.1
	Switzerland	1.1
	Kenya	0.9
	Argentina	0.8
	Thailand	0.8
	Spain	0.7
	Taiwan	0.7
	Peru	0.7

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $483,227 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $514,710 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$36,242,938	$—	$1,475,045
Consumer staples	33,202,218	—	—
Energy	7,055,166	—	—
Financials	45,617,472	—	—
Health care	22,417,656	—	—
Industrials	46,710,828	—	6
Information technology	44,801,671	—	—
Materials	15,188,038	—	—
Real estate	5,413,291	—	—
Telecommunication services	7,184,396	—	—
Utilities	4,285,757	—	—
Total common stocks	268,119,431	—	1,475,051
Warrants	—	4,565,032	—
Short-term investments	2,788,949	5,590,354	—

Totals by level	$270,908,380	$10,155,386	$1,475,051

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(94,963)	$—

Totals by level	$—	$(94,963)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$875,364	$970,327
Equity contracts	4,565,032	—

Total	$5,440,396	$970,327

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)				$130,000,000
Warrants (number of warrants)				930,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	Total

	Assets:
	Forward currency contracts#	$85,637	$73,576	$114,404	$24,501	$127,385	$—	$257,880	$178,666	$13,315	$875,364

	Total Assets	$85,637	$73,576	$114,404	$24,501	$127,385	$—	$257,880	$178,666	$13,315	$875,364

	Liabilities:
	Forward currency contracts#	113,379	2,432	57,822	29,843	401,582	154,902	118,910	57,098	34,359	970,327

	Total Liabilities	$113,379	$2,432	$57,822	$29,843	$401,582	$154,902	$118,910	$57,098	$34,359	$970,327

	Total Financial and Derivative Net Assets	$(27,742)	$71,144	$56,582	$(5,342)	$(274,197)	$(154,902)	$138,970	$121,568	$(21,044)	$(94,963)
	Total collateral received (pledged)##†	$(27,742)	$—	$—	$—	$(232,887)	$(119,904)	$—	$110,000	$—
	Net amount	$—	$71,144	$56,582	$(5,342)	$(41,310)	$(34,998)	$138,970	$11,568	$(21,044)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 25, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: August 25, 2017